SHARE CAPITAL (Details)		1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 03, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Mar. 03, 2016	Sep. 30, 2018 shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 16, 2016 $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Class of Stock [Line Items]
Shares issued					11,868	0	13,422,818
Net proceeds from issuance of shares | $					$ 85,000	$ 0	$ 98,200,000
Share capital, shares outstanding (in shares)		169,809,324			169,821,192	169,809,324	169,809,324		781,937,649
Reverse stock split, conversion ratio	0.2		5				5
Ordinary shares authorized, value | $									$ 1,000,000,000
Ordinary shares authorized (in shares)		1,000,000,000					1,000,000,000		1,000,000,000
Ordinary shares issued (dollars per share) | $ / shares		$ 1			$ 1		$ 1		$ 1.00
Hemen [Member]
Class of Stock [Line Items]
percentage ownership of stock issue, new shares								10.00%
Percentage ownership of common stock outstanding								48.40%
Share capital, shares outstanding (in shares)								82,145,703
At-The-Market Offering [Member]
Class of Stock [Line Items]
Shares issued		13,422,818		100,000,000	11,868
Sale of stock, share price (in dollars per share) | $ / shares								$ 7.45
Net proceeds from issuance of shares | $		$ 98,200,000
At-The-Market Offering [Member] | Hemen [Member]
Class of Stock [Line Items]
Shares issued		1,342,281
Reverse stock split [Member]
Class of Stock [Line Items]
Ordinary shares authorized, value | $	$ 500,000,000	$ 500,000,000					$ 500,000,000
Ordinary shares authorized (in shares)	500,000,000	500,000,000					500,000,000
Ordinary shares issued (dollars per share) | $ / shares	$ 1.00	$ 1.00					$ 1.00